Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SEALED AIR CORP/DE
Entity Central Index Key	0001012100
Document Type	8-K
Document Period End Date	Sep. 30, 2011
Amendment Flag	false